Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 293,522,520.00
Previously Paid Amount	0.00
Total Fee Amount	44,938.29
Total Offset Amount	0.00
Net Fee	$ 44,938.29